10. Warrants (Sep. 2018 Note)	6 Months Ended
Sep. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

10. WARRANTS

During the six months ended September 30, 2018 and 2017, we did not issue any warrants.

A summary of warrant activity during the six months ended September 30, 2018 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2018	5,922,571	$1.10 - $12.05	$1.83
Exercised	–	n/a	n/a
Issued	–	n/a	n/a
Cancelled/Expired	(463,146)	$2.10 – $6.25	$2.61
Warrants outstanding at September 30, 2018	5,459,425	$1.10 – $12.05	$1.77
Warrants exercisable at September 30, 2018	5,459,425	$1.10 – $12.05	$1.77